Glenbrook Life and Annuity Company
           Glenbrook Life and Annuity Company Variable Annuity Account
                  Glenbrook Life Multi-Manager Variable Account
                    Glenbrook Life Scudder Variable Account A
                  Glenbrook Life and Annuity Company Account A
                 Glenbrook Life Variable Life Separate Account A
                 Glenbrook Life Variable Life Separate Account B
               Glenbrook Life AIM Variable Life Separate Account A

                         Supplement dated June 20, 2003
                                       to
                     Prospectuses dated May 1, 2003 or later


     This Supplement is intended to be distributed with prospectuses dated May 1, 2003 for certain market value adjusted annuity, variable annuity, and variable life insurance contracts issued by Glenbrook Life and Annuity Company ("Glenbrook Life").

     The section providing information about Glenbrook Life is updated as follows:

          On June 11, 2003, Standard & Poor's changed its financial strength rating for Glenbrook Life from AA+ (Very Strong) to AA (Very Strong).

     Please retain this supplement together with your prospectus for future reference.